Costs and expenses by nature (Tables)	12 Months Ended
Dec. 31, 2025
Costs and expenses by nature
Summary of Expenses by Nature/Purpose

Expenses are presented in the statement of profit or loss and other comprehensive income by function. The reconciliation of revenues, costs, and expenses by nature/purpose is as follows:

	Consolidated
	Years ended on December 31,
	2025	2024	2023
Raw materials	(6,844,761)	(7,134,069)	(7,291,453)
Commodity cost (natural gas)	(9,798,394)	(12,083,199)	(11,919,415)
Railroad transport and port elevation expenses	(3,260,552)	(3,129,514)	(2,696,333)
Other transport	(506,805)	(484,136)	(523,747)
Depreciation and amortization	(3,890,832)	(3,868,583)	(3,364,943)
Personnel expenses	(3,183,083)	(3,115,478)	(2,893,919)
Construction cost	(1,568,285)	(1,602,284)	(1,494,141)
Third-party services expenses	(923,519)	(901,372)	(952,294)
Selling expenses	(3,181)	(42,815)	(37,451)
Cost of properties sold	(82,216)	(746,956)	(153,470)
Other	(1,559,250)	(1,548,827)	(1,101,274)
	(31,620,878)	(34,657,233)	(32,428,440)

Cost of sales	(27,242,987)	(30,236,061)	(28,549,896)
Selling expenses	(1,850,143)	(1,575,890)	(1,350,570)
General and administrative expenses	(2,527,748)	(2,845,282)	(2,527,974)
Total	(31,620,878)	(34,657,233)	(32,428,440)